Tri-Continental Corporation

April 6, 2012

Securities and Exchange Commission

Division of Investment Management

100 F. Street, NE

Washington, DC 20549

RE:	Tri-Continental Corporation (the “Corporation”) File Nos.: 333-104669 and 811-00266 Post-Effective Amendment No. 11 to the Registration Statement on Form N-2 (the “Registration Statement”)

Dear Sir or Madam:

Pursuant to Rule 461(a) under the Securities Act of 1933, the Corporation hereby requests that the effective date for the Registration Statement filed on Form N-2 for the Corporation on April 6, 2012 be accelerated so that it will be declared effective on April 27, 2012 at 4:01 p.m.

Very truly yours,

By:	/s/ Theodore R. Franzese
Theodore R. Franzese
Associate Counsel
Ameriprise Financial, Inc.

225 Franklin Street — Boston, MA 02110